Share-Based Payment - Summary of Detailed Information About RSUs and SEBIRs Outstanding and Exercise Prices (Detail) - SEBIRs/RSU [member] shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	4,579	8,008	8,008
September 22, 2029 [member]
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Exercise price, share options granted | € / shares	€ 3.77
Number of other equity instruments outstanding in share-based payment arrangement	2,314	4,168
September 22, 2029 [member]
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Exercise price, share options granted | € / shares	€ 3.77
Number of other equity instruments outstanding in share-based payment arrangement	369	423
September 22, 2031 [member]
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Exercise price, share options granted | € / shares	€ 7.7
Number of other equity instruments outstanding in share-based payment arrangement	1,836	3,417
March 23, 2033 [member]
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Exercise price, share options granted | € / shares	€ 0
Number of other equity instruments outstanding in share-based payment arrangement	60	0